Earnings (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings (Loss) per Share [Abstract]
Summary of income (loss) attributable to ordinary shareholders

	Year ended December 31
	2015	2016	2017
	NIS	NIS	NIS

Earnings (loss) attributable to ordinary Shareholders
Basic earnings (loss) for the year	87	(202)	(15)
Effect of diluted per share loss in a subsidiary	(1)	-	-
Diluted earnings (loss) for the year	86	(202)	(15)

Summary of weighted average number of ordinary shares outstanding, calculated

	Year ended December 31
	2015	2016	2017
	Thousands of	Thousands of	Thousands of
	shares of NIS 0.1	shares of NIS 0.1	Shares of NIS 0.1
	par value	par value	par value

Weighted average number of ordinary shares (basic and diluted)	19,203	19,203	19,203